Loans from a Related Party, a Cost Investment Investee	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Loans from a Related Party, a Cost Investment Investee [Abstract]
LOANS FROM A RELATED PARTY, A COST INVESTMENT INVESTEE

15. LOANS FROM A RELATED PARTY, A COST INVESTMENT INVESTEE

The following is a summary of the Company’s loans from Xinjiang Microcredit Refinancing Co. Ltd., financing company in which the Company has a cost-basis investment (see Note 12), as of September 30, 2017 and December 31, 2016:

Lender name	Interest rate	Term	September 30, 2017	December 31, 2016
			(Unaudited)
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 23, 2016 to August 22, 2017	3,756,630	3,599,831
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 30, 2016 to November 29, 2017	2,253,978	2,159,899
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2016 to November 30, 2017	1,502,652	1,439,932
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 19, 2016 to March 18, 2018	7,513,262	7,199,662
Total loans from a cost investment investee			$15,026,522	$14,399,324

Interest expenses incurred on the above loans for the nine months ended September 30, 2017 and 2016 were $1,337,088, and $1,375,684, respectively. The proceeds from these loans were used to fund Feng Hui’s operations. Feng Hui pledged loans receivable totaled $23,319,659 and $22,346,312 for these loans as of September 30, 2017 and December 31, 2016, respectively, and Feng Hui’s shareholders provided guarantee for these loans. (See note 23)

As of September 30, 2017, $3.76 million loans from a cost investment investee were overdue. The Company is actively negotiating with borrowers to extend these loans.

15. LOANS FROM A RELATED PARTY, A COST INVESTMENT INVESTEE

The following is a summary of the Company’s loans from Xinjiang Microcredit Refinancing Co. Ltd., financing company in which the Company has a cost-basis investment (see Note 12), as of December 31, 2016 and 2015:

Lender name	Interest rate	Term	December 31, 2016	December 31, 2015
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 10, 2015 to August 9, 2016	$-	$770,214
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 24, 2015 to August 23, 2016	-	770,214
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 25, 2015 to August 24, 2016	-	3,080,857
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2015 to August 31, 2016	-	3,080,857
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 23, 2015 to September 22, 2016	-	7,702,143
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 23, 2016 to August 22, 2017	3,599,831	-
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 30, 2016 to November 29, 2017	2,159,899	-
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2016 to November 30, 2017	1,439,932	-
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 19, 2016 to March 18, 2018	7,199,662	-
Total loans from a cost investment investee			$14,399,324	$15,404,285

Interest expenses incurred on the above loans for the years ended December 31, 2016 and 2015 were $1,818,656, and $1,101,871, respectively. The proceeds from these loans were used to fund Feng Hui’s operations. Feng Hui pledged loans receivable totaled $22,346,312 and $32,681,732 for these loans as of December 31, 2016 and 2015, respectively, and Feng Hui’s shareholders provided guarantee for these loans. (See note 23)